Item 1. Schedule of Investments:

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Putnam Master Intermediate Income Trust
The fund's portfolio
June 30, 2005 (Unaudited)
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CORPORATE BONDS AND NOTES (24.5%)(a)
			Principal amount	Value
Basic Materials (2.6%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)			$4,250,000	$4,802,500
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013			486,000	489,645
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)		EUR	265,000	346,445
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)			$285,000	237,975
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)			775,000	674,250
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %, (10s, 10/1/09) 2014 (STP)			345,000	243,225
Equistar Chemicals LP notes 8 3/4s, 2009			375,000	394,688
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008			581,000	628,933
Georgia-Pacific Corp. company guaranty 9 3/8s, 2013			705,000	797,531
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010			405,000	459,675
Georgia-Pacific Corp. debs. 7.7s, 2015			80,000	91,200
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)			680,000	737,800
Hercules, Inc. company guaranty 11 1/8s, 2007			390,000	440,213
Huntsman Advanced Materials, LLC sec. FRN 10.89s, 2008			100,000	105,250
Huntsman Advanced Materials, LLC sec. notes 11s, 2010			240,000	271,200
Huntsman, LLC company guaranty 11 5/8s, 2010			260,000	304,525
Huntsman, LLC company guaranty 11 1/2s, 2012			191,000	223,948
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014			225,000	229,500
International Steel Group, Inc. sr. notes 6 1/2s, 2014			130,000	124,800
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011			646,000	699,295
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012			80,000	80,400
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013			40,000	38,200
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)		EUR	459,743	447,998
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		EUR	235,000	235,000
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)		EUR	440,000	548,332
Nalco Co. sr. sub. notes 9s, 2013		EUR	75,000	98,232
Nalco Co. sr. sub. notes 8 7/8s, 2013			$1,045,000	1,120,763
Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)			805,000	808,019
PQ Corp. 144A company guaranty 7 1/2s, 2013			235,000	230,888
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		EUR	350,000	424,946
Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014			$150,000	148,875
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009			695,000	740,175
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)			146,606	145,140
Stone Container Corp. sr. notes 9 3/4s, 2011			145,000	152,975
Stone Container Corp. sr. notes 8 3/8s, 2012			240,000	242,400
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)			140,000	131,600
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)			80,000	58,800
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013			161,000	164,824
United States Steel Corp. sr. notes 9 3/4s, 2010			509,000	549,720
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON)(DEF)			190,000	187,150

				18,857,035

Capital Goods (1.5%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008			732,000	770,430
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011			33,000	34,485
BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008			282,000	282,000
Blount, Inc. sr. sub. notes 8 7/8s, 2012			541,000	578,870
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008			73,000	72,361
Crown Euro Holdings SA company guaranty 6 1/4s, 2011 (France)		EUR	107,000	134,899
Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)		EUR	80,000	109,671
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)			$316,000	349,180
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)			870,000	1,022,250
Decrane Aircraft Holdings Co. company guaranty zero %, 2008			1,981,000	752,780
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)			31,000	29,605
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015			1,384,000	1,342,480
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012			55,000	62,150
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011		EUR	180,000	240,333
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013			$220,000	229,900
Mueller Group, Inc. sr. sub. notes 10s, 2012			265,000	278,250
Owens-Brockway Glass company guaranty 7 3/4s, 2011			520,000	552,500
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012			964,000	1,062,810
Sequa Corp. sr. notes 9s, 2009			985,000	1,083,500
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)			436,000	374,960
Terex Corp. company guaranty 9 1/4s, 2011			190,000	206,150
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011			730,000	795,700
Titan Corp. (The) company guaranty 8s, 2011			370,000	396,825

				10,762,089

Communication Services (1.5%)

Alamosa Delaware, Inc. company guaranty 11s, 2010			332,000	373,500
Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)			268,000	295,470
American Cellular Corp. company guaranty 9 1/2s, 2009			195,000	198,413
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)			529,140	15,874
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014			227,000	232,675
Cincinnati Bell, Inc. 144A sr. notes 7s, 2015			578,000	564,995
Citizens Communications Co. sr. notes 6 1/4s, 2013			1,711,000	1,655,393
Globix Corp. company guaranty 11s, 2008 (PIK)			238,031	223,154
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)			515,000	543,325
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)			754,000	591,890
iPCS, Inc. sr. notes 11 1/2s, 2012			300,000	334,500
IWO Escrow Co. 144A sec. FRN 6.891s, 2012			82,000	81,385
Nextel Communications, Inc. sr. notes 5.95s, 2014			2,081,000	2,161,639
Qwest Communications International, Inc. company guaranty 8s, 2014			428,000	404,995
Qwest Corp. notes 8 7/8s, 2012			1,501,000	1,632,338
Qwest Corp. 144A sr. notes 7 5/8s, 2015			409,000	417,691
Qwest Services Corp. sec. notes 14s, 2014			360,000	436,500
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)			164,000	198,030
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010			75,000	69,750
SBA Communications Corp. sr. notes 8 1/2s, 2012			228,000	245,670
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)			250,000	230,000

				10,907,187

Consumer Cyclicals (5.5%)

ArvinMeritor, Inc. notes 8 3/4s, 2012			615,000	641,138
Autonation, Inc. company guaranty 9s, 2008			885,000	966,863
Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012			155,000	166,238
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012			585,000	633,263
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012			165,000	176,344
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014			134,000	137,350
CanWest Media, Inc. company guaranty 8s, 2012			748,021	781,682
Coinmach Corp. sr. notes 9s, 2010			858,000	883,740
D.R. Horton, Inc. sr. notes 7 7/8s, 2011			630,000	704,025
D.R. Horton, Inc. sr. notes 5 7/8s, 2013			440,000	443,086
Dana Corp. notes 10 1/8s, 2010			160,000	166,762
Dana Corp. notes 9s, 2011			550,000	616,000
Dana Corp. notes 6 1/2s, 2009			295,000	289,504
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010			605,000	659,450
Dex Media, Inc. notes 8s, 2013			580,000	616,250
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012			658,000	592,200
FelCor Lodging LP company guaranty 9s, 2008 (R)			515,000	562,638
Gaylord Entertainment Co. sr. notes 8s, 2013			402,000	422,603
General Motors Acceptance Corp. FRN 4.1s, 2007			350,000	337,741
General Motors Acceptance Corp. FRN Ser. MTN, 4.13s, 2007			695,000	674,036
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011			1,075,000	1,045,438
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)			185,000	187,775
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)			725,000	752,188
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014			285,000	266,137
JC Penney Co., Inc. notes 9s, 2012			575,000	682,813
JC Penney Co., Inc. notes 8s, 2010			30,000	33,000
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012			449,000	491,655
Jostens IH Corp. company guaranty 7 5/8s, 2012			718,000	709,025
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012			600,000	649,500
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014			385,000	383,075
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014			295,000	297,213
KB Home company guaranty 5 7/8s, 2015			232,000	230,179
KB Home sr. notes 5 3/4s, 2014			333,000	330,036
Levi Strauss & Co. sr. notes 12 1/4s, 2012			362,000	395,485
Levi Strauss & Co. sr. notes 9 3/4s, 2015			651,000	646,118
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)			587,000	616,350
Meritage Homes Corp. company guaranty 6 1/4s, 2015			235,000	218,550
Meritage Homes Corp. sr. notes 7s, 2014			160,000	156,400
Meritor Automotive, Inc. notes 6.8s, 2009			405,000	400,950
MGM Mirage, Inc. company guaranty 8 1/2s, 2010			675,000	749,250
MGM Mirage, Inc. company guaranty 6s, 2009			802,000	806,010
Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012			478,000	501,900
Owens Corning notes 7 1/2s, 2006 (In default) (NON)			534,000	389,820
Oxford Industries, Inc. sr. notes 8 7/8s, 2011			460,000	492,200
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009			905,000	993,238
Park Place Entertainment Corp. sr. notes 7s, 2013			495,000	549,450
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008			395,000	440,919
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012			433,000	450,320
PRIMEDIA, Inc. sr. notes 8s, 2013			688,000	689,720
R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013			335,000	341,700
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012			475,000	552,188
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011			365,000	370,475
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009			450,000	512,438
Russell Corp. company guaranty 9 1/4s, 2010			576,000	609,120
Saks, Inc. company guaranty 7s, 2013			1,107,000	1,107,000
Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012			626,000	632,260
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			735,000	742,350
Standard Pacific Corp. sr. notes 7 3/4s, 2013			420,000	436,800
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012			560,000	631,400
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007			390,000	407,550
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015			520,000	578,500
Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005			585,000	588,656
Station Casinos, Inc. sr. notes 6s, 2012			470,000	477,050
Teksid Aluminum 144A company guaranty 11 3/8s, 2011 (Luxembourg)		EUR	125,000	123,774
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014			$420,000	422,100
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013			436,000	492,680
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014			604,000	561,720
Toys R Us, Inc. notes 7 5/8s, 2011			350,000	321,125
United Auto Group, Inc. company guaranty 9 5/8s, 2012			515,000	549,763
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009			736,000	699,200
Vertis, Inc. 144A sub. notes 13 1/2s, 2009			730,000	544,763
WCI Communities, Inc. company guaranty 9 1/8s, 2012			810,000	848,475
William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011			399,000	450,742
WRC Media Corp. sr. sub. notes 12 3/4s, 2009			540,000	571,725
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014			555,000	539,738

				39,138,919

Consumer Staples (3.2%)

Affinity Group, Inc. sr. sub. notes 10 7/8s, 2012			500,000	483,750
Affinity Group, Inc. sr. sub. notes 9s, 2012			545,000	551,813
AMC Entertainment, Inc. sr. sub. notes 8s, 2014			456,000	404,700
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)(PIK)			119,699	25,496
Brand Services, Inc. company guaranty 12s, 2012			565,000	604,550
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012			409,000	400,820
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)			100,000	57,750
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)			525,000	347,813
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011			835,000	624,163
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009			860,000	664,350
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011			975,000	706,875
Church & Dwight Co., Inc. company guaranty 6s, 2012			444,000	448,440
Cinemark USA, Inc. sr. sub. notes 9s, 2013			30,000	30,825
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)			990,000	658,350
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008			825,000	880,688
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012			425,000	453,688
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011			353,000	348,588
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012			1,068,000	1,003,920
Dean Foods Co. sr. notes 6 5/8s, 2009			918,000	959,310
Del Monte Corp. sr. sub. notes 8 5/8s, 2012			560,000	616,000
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015			320,000	326,400
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015			1,026,000	1,020,870
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)			2,742,000	13,710
Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007			1,370,000	1,332,325
Echostar DBS Corp. company guaranty 6 5/8s, 2014			2,119,000	2,092,513
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010			542,000	504,060
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)			345,000	356,213
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)			415,000	409,813
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)			461,000	500,185
Knology, Inc. 144A sr. notes 12s, 2009 (PIK)			42,635	42,475
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013			741,000	663,195
Playtex Products, Inc. company guaranty 9 3/8s, 2011			736,000	774,640
Playtex Products, Inc. sec. notes 8s, 2011			770,000	822,938
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012			450,000	466,875
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012			482,000	526,585
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011			735,000	694,575
Sbarro, Inc. company guaranty 11s, 2009			726,000	729,630
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013			255,000	263,288
Six Flags, Inc. sr. notes 9 5/8s, 2014			673,000	629,255
Young Broadcasting, Inc. company guaranty 10s, 2011			431,000	409,450
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014			365,000	323,025

				23,173,909

Energy (3.9%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013			1,347,000	1,390,778
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)			487,000	521,090
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)			467,000	465,833
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)			345,000	344,138
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015			269,000	290,520
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013			1,031,000	1,116,058
Chesapeake Energy Corp. sr. notes 7s, 2014			279,000	295,740
Comstock Resources, Inc. sr. notes 6 7/8s, 2012			510,000	515,100
Dresser, Inc. company guaranty 9 3/8s, 2011			696,000	732,540
Exco Resources, Inc. company guaranty 7 1/4s, 2011			725,000	725,000
Forest Oil Corp. company guaranty 7 3/4s, 2014			108,000	115,560
Forest Oil Corp. sr. notes 8s, 2011			540,000	595,350
Forest Oil Corp. sr. notes 8s, 2008			335,000	358,450
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)			1,860,000	2,280,825
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)			584,000	556,260
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			517,000	523,463
Key Energy Services, Inc. sr. notes 6 3/8s, 2013			463,000	463,000
Massey Energy Co. sr. notes 6 5/8s, 2010			774,000	797,220
NAK Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)			2,100,000	2,205,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011			700,000	766,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014			348,000	364,530
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013			655,000	632,075
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011			522,566	555,824
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014			355,000	369,644
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)			862,750	948,507
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015			4,060,000	4,041,730
Petroleum Geo-Services notes 10s, 2010 (Norway)			565,000	632,800
Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008			115,000	119,137
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014			415,000	444,050
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012			485,000	526,225
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011			670,000	711,875
Pride International, Inc. sr. notes 7 3/8s, 2014			826,000	906,535
Seabulk International, Inc. company guaranty 9 1/2s, 2013			600,000	674,250
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013			699,000	650,070
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012			670,000	723,600
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011			145,000	152,975

				27,512,252

Financial (1.2%)

Bosphorus Financial Services Ltd. 144A sec. FRN 5.068s, 2012 (Cayman Islands)			1,856,000	1,855,491
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)			310,000	316,975
Finova Group, Inc. notes 7 1/2s, 2009			525,820	233,990
UBS Luxembourg SA for Sberbank sub. notes 6.23s, 2015 (Luxembourg)			2,220,000	2,250,525
VTB Bank (VTB Capital) 144A notes 7 1/2s, 2011 (Luxembourg)			3,220,000	3,509,800
Western Financial Bank sub. debs. 9 5/8s, 2012			540,000	585,900

				8,752,681

Health Care (2.2%)

AmerisourceBergen Corp. company guaranty 7 1/4s, 2012			397,000	437,196
AmerisourceBergen Corp. sr. notes 8 1/8s, 2008			560,000	608,300
Ardent Health Services, Inc. sr. sub. notes 10s, 2013			990,000	1,196,663
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012			183,000	186,203
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012			320,000	325,600
DaVita, Inc. 144A sr. notes 6 5/8s, 2013			175,000	180,688
DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015			345,000	354,488
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014			535,000	530,988
HCA, Inc. notes 6 3/8s, 2015			263,000	272,891
HCA, Inc. notes 6 1/4s, 2013			550,000	562,162
HCA, Inc. notes 5 3/4s, 2014			260,000	258,852
Healthsouth Corp. notes 7 5/8s, 2012			1,080,000	1,050,300
Healthsouth Corp. sr. notes 8 3/8s, 2011			245,000	243,163
Healthsouth Corp. sr. notes 7s, 2008			205,000	206,025
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012			595,000	562,275
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)			805,000	418,600
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013			740,000	732,600
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009			737,000	812,543
Service Corp. International notes 6 1/2s, 2008			110,000	112,475
Service Corp. International notes Ser. *, 7.7s, 2009			270,000	288,900
Service Corp. International 144A sr. notes 6 3/4s, 2016			535,000	547,038
Service Corporation International 144A sr. notes 7s, 2017			170,000	174,675
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013			547,000	541,530
Tenet Healthcare Corp. notes 7 3/8s, 2013			390,000	385,125
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014			1,226,000	1,314,885
Triad Hospitals, Inc. sr. notes 7s, 2012			825,000	860,063
Triad Hospitals, Inc. sr. sub. notes 7s, 2013			211,000	216,803
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)			840,000	848,400
US Oncology, Inc. company guaranty 9s, 2012			420,000	449,400
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014			556,000	600,480
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)			305,000	350,750
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)			173,000	173,865
Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)			201,000	208,548

				16,012,474

Technology (0.7%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012			515,000	507,275
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014			1,229,000	1,321,175
Iron Mountain, Inc. company guaranty 8 5/8s, 2013			700,000	724,500
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)			13,000	11,050
SCG Holding Corp. 144A notes zero %, 2011			330,000	495,000
Xerox Corp. notes Ser. MTN, 7.2s, 2016			175,000	189,000
Xerox Corp. sr. notes 9 3/4s, 2009		EUR	195,000	279,126
Xerox Corp. sr. notes 7 5/8s, 2013			$1,080,000	1,162,350

				4,689,476

Transportation (0.2%)

American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011			550,000	522,500
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008			760,000	577,600
NWA Trust sr. notes Ser. A, 9 1/4s, 2012			231,538	235,012
Travelcenters of America, Inc. company guaranty 12 3/4s, 2009			190,000	207,100
United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)			620,000	82,150

				1,624,362

Utilities & Power (2.0%)

AES Corp. (The) sr. notes 8 7/8s, 2011			54,000	60,210
AES Corp. (The) sr. notes 8 3/4s, 2008			30,000	32,250
AES Corp. (The) 144A sec. notes 8 3/4s, 2013			460,000	512,900
Allegheny Energy Supply 144A bonds 8 1/4s, 2012			451,000	505,120
Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007			340,000	374,000
CMS Energy Corp. sr. notes 8.9s, 2008			600,000	652,500
CMS Energy Corp. sr. notes 7 3/4s, 2010			180,000	193,500
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015			174,000	171,544
DPL, Inc. sr. notes 6 7/8s, 2011			635,000	685,800
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013			1,288,000	1,455,440
El Paso CGP Co. notes 6 3/8s, 2009			200,000	197,000
El Paso Natural Gas Co. sr. notes Ser. A, 7 5/8s, 2010			365,000	385,075
El Paso Production Holding Co. company guaranty 7 3/4s, 2013			754,000	804,895
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014			520,000	501,800
Mission Energy Holding Co. sec. notes 13 1/2s, 2008			749,000	889,438
Monongahela Power Co. 1st mtge. 6.7s, 2014			400,000	451,500
Northwest Pipeline Corp. company guaranty 8 1/8s, 2010			480,000	520,800
Northwestern Corp. 144A sr. sec. notes 5 7/8s, 2014			319,000	326,975
NRG Energy, Inc. 144A sr. sec. notes 8s, 2013			1,131,000	1,193,205
Orion Power Holdings, Inc. sr. notes 12s, 2010			655,000	784,363
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007			615,000	634,988
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013			517,000	539,653
Teco Energy, Inc. notes 7.2s, 2011			185,000	200,725
Teco Energy, Inc. notes 7s, 2012			280,000	302,400
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015			32,000	33,920
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014			585,000	615,713
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)			612,000	630,360
Utilicorp United, Inc. sr. notes 9.95s, 2011			361,000	391,685
Williams Cos., Inc. (The) notes 8 1/8s, 2012			150,000	170,250
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)			226,429	18,884

				14,236,893

Total corporate bonds and notes (cost $173,243,874)				$175,667,277

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.0%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (16.0%)

Federal Home Loan Mortgage Corporation
6 1/2s, with due dates from June 1, 2024 to January 1, 2035			$19,511,893	$20,222,581
Federal National Mortgage Association Pass-Through Certificates
8 1/2s, March 1, 2006			35	36
8s, with due dates from October 1, 2025 to July 1, 2028			16,023	17,443
7 1/2s, December 1, 2029			14,149	15,161
6 1/2s, with due dates from April 1, 2028 to February 1, 2035			20,732,691	21,486,656
6 1/2s, October 1, 2018			25,993	27,031
5 1/2s, with due dates from September 1, 2034 to July 1, 2035			30,436,964	30,887,370
5 1/2s, TBA, July 1, 2035			9,960,000	10,095,394
5s, with due dates from April 1, 2019 to April 1, 2020			2,489,883	2,520,452
4 1/2s, with due dates from August 1, 2033 to June 1, 2034			3,402,790	3,332,713
4 1/2s, TBA, July 1, 2020			26,200,000	26,081,283

				114,686,120

Total U.S. government and agency mortgage obligations (cost $114,400,107)				$114,686,120

U.S. TREASURY OBLIGATIONS (10.4%)(a)
			Principal amount	Value

U.S. Treasury Notes
6 1/2s, February 15, 2010			$7,500,000	$8,371,875
4 1/4s, August 15, 2013			38,008,000	38,970,078
3 1/4s, August 15, 2008			27,242,000	26,903,603

Total U.S. treasury obligations (cost $73,991,891)				$74,245,556

FOREIGN GOVERNMENT BONDS AND NOTES (16.8%)(a)
			Principal amount	Value

Brazil (Federal Republic of) bonds 10 1/2s, 2014			$3,970,000	$4,694,525
Brazil (Federal Republic of) notes 11s, 2012			3,240,000	3,839,400
Bulgaria (Republic of) 144A bonds 8 1/4s, 2015			1,220,000	1,526,830
Canada (Government of) bonds Ser. WH31, 6s, 2008		CAD	3,680,000	3,255,650
China Development Bank notes 4 3/4s, 2014			$210,000	211,960
Colombia (Republic of) notes 10s, 2012			3,715,000	4,318,688
France (Government of) bonds 4s, 2013		EUR	4,730,000	6,157,953
France (Government of) bonds 3 1/2s, 2015		EUR	18,499,000	23,087,224
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007		EUR	5,500,000	7,170,397
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007		EUR	7,700,000	9,870,780
Greece (Hellenic Republic of) bonds 3 1/2s, 2008		EUR	1,345,000	1,682,990
IN 144A notes 7 1/4s, 2015			$2,265,000	2,276,325
Indonesia (Republic of) FRN 3.813s, 2006			185,000	183,150
Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014			210,000	208,425
Ireland (Republic of) bonds 5s, 2013		EUR	7,500,000	10,392,445
Peru (Republic of) bonds 8 3/8s, 2016			$3,595,000	4,031,793
Philippines (Republic of) bonds 8 3/8s, 2011			4,125,000	4,279,688
Philippines (Republic of) 144A sr. sub. notes 3.2s, 2005		JPY	81,000,000	731,844
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008			$2,445,000	2,304,413
South Africa (Republic of) notes 7 3/8s, 2012			1,395,000	1,597,275
South Africa (Republic of) notes 6 1/2s, 2014			1,330,000	1,478,295
Spain (Government of) bonds 5.4s, 2011		EUR	1,000,000	1,392,075
Spain (Government of) bonds 5s, 2012		EUR	800,000	1,101,071
Sweden (Government of) bonds Ser. 3101, 4s, 2008		SEK	26,915,000	4,340,629
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	30,690,000	5,098,816
United Mexican States notes 6 5/8s, 2015			$9,620,000	10,548,330
Uruguay (Republic of) notes 9 1/4s, 2017			480,000	511,200
Venezuela (Republic of) notes 10 3/4s, 2013			2,150,000	2,515,500
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010			2,095,000	1,948,350

Total foreign government bonds and notes (cost $117,037,376)				$120,756,021

ASSET-BACKED SECURITIES (10.9%)(a)
			Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033			$127,848	$128,168
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034			32,291	32,291
Ser. 04-2N, Class N1, 4 1/2s, 2034			106,673	106,456
Ser. 04-4N, Class Note, 5s, 2034			103,179	103,179
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012			650,000	651,755
Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034 (Cayman Islands)			302,000	277,840
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)			13,521	13,555
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038			383,000	408,733
Ser. 04-1A, Class E, 6.42s, 2039			361,000	375,722
Argent NIM Trust 144A Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)			12,701	12,832
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)			156,000	155,999
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)			112,073	112,073
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)			148,351	148,545
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)			38,000	35,024
Ser. 04-HE1, Class N2, 8s, 2034			252,000	244,847
Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.96s, 2033			296,806	297,247
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4 1/4s, 2011			340,000	346,534
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006			13,468,101	227,942
Bear Stearns Alternate Trust Ser. 05-4, Class 22A2, 5.27s, 2035			4,564,217	4,621,167
Bear Stearns Alternate Trust Ser. 05-5, Class 21A1, 4.697s, 2035			1,815,343	1,821,583
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)			123,790	123,152
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)			195,988	195,988
Ser. 04-HE7N, Class A1, 5 1/4s, 2034			157,983	157,983
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 6.564s, 2034			286,000	292,703
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030			169,650	120,427
Ser. 00-A, Class A4, 8.29s, 2030			619,819	501,860
Ser. 99-B, Class A3, 7.18s, 2015			1,166,029	856,667
Ser. 99-B, Class A4, 7.3s, 2016			793,657	592,029
Bombardier Capital Mortgage Securitization Corp. FRB Ser. 00-A, Class A1, 3.38s, 2030			178,289	94,493
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 6.57s, 2011 (Cayman Islands)			153,140	154,456
FRB Ser. 04-AA, Class B4, 8.72s, 2011 (Cayman Islands)			486,801	493,685
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.3s, 2010			350,000	357,608
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)			174,174	174,164
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)			94,000	93,463
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)			58,000	49,880
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030			233,129	232,897
Ser. 00-4, Class A4, 7.73s, 2031			1,536,012	1,502,220
Ser. 00-4, Class A5, 7.97s, 2032			240,000	206,646
Ser. 00-4, Class A6, 8.31s, 2032			3,412,000	3,016,421
Ser. 00-6, Class A5, 7.27s, 2032			101,000	96,554
Ser. 00-6, Class M2, 8.2s, 2032			546,688	54,669
Ser. 01-4, Class A4, 7.36s, 2033			268,000	275,018
Ser. 01-1, Class A5, 6.99s, 2032			897,000	853,761
Ser. 01-3, Class A3, 5.79s, 2033			13,000	13,248
Ser. 01-3, Class A4, 6.91s, 2033			3,073,000	3,068,366
Ser. 01-3, Class M2, 7.44s, 2033			300,000	49,500
Ser. 01-4, Class B1, 9.4s, 2033			554,257	74,825
Ser. 02-1, Class A, 6.681s, 2033			1,929,115	2,009,597
FRB Ser. 01-4, Class M1, 4.86s, 2033			295,000	118,000
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 5.05s, 2007			790,000	802,282
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035			816,346	819,407
Ser. 04-BC1N, Class Note, 5 1/2s, 2035			115,838	115,910
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.983s, 2035			10,515,402	302,318
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			431,000	436,991
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.701s, 2039			1,870,000	1,966,714
First Consumers Master Trust FRN Ser. 01-A, Class A, 3.53s, 2008			319,698	317,101
First Franklin Mortgage Loan NIM Trust 144A
Ser. 03-FF3A, Class A, 6 3/4s, 2033			15,635	15,693
Ser. 04-FF1, Class N1, 4 1/2s, 2034			6,355	6,337
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)			200,748	200,735
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.842s, 2035			1,823,505	1,836,894
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034			243,727	242,972
Ser. 04-3, Class B, 7 1/2s, 2034			54,697	52,444
Ser. 04-A, Class Note, 4 3/4s, 2034			82,290	82,002
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)		EUR	1,430,000	1,879,363
FRB Ser. 03-2, Class 3C, 6.489s, 2043 (United Kingdom)		GBP	1,075,000	1,994,432
FRB Ser. 02-1, Class 1C, 4.445s, 2042 (United Kingdom)			$440,000	446,908
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019			371,038	280,312
Ser. 94-6, Class B2, 9s, 2020			883,982	758,583
Ser. 95-4, Class B1, 7.3s, 2025			371,800	366,688
Ser. 95-8, Class B1, 7.3s, 2026			362,579	289,521
Ser. 96-8, Class M1, 7.85s, 2027			387,000	341,842
Ser. 99-3, Class A5, 6.16s, 2031			77,779	78,970
Ser. 99-5, Class A5, 7.86s, 2030			4,480,000	4,051,941
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031			2,101,177	2,064,833
Ser. 99-5, Class A4, 7.59s, 2028			115,350	120,636
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011			1,180,000	1,164,137
GSAMP Trust 144A
Ser. 03-HE1N, Class Note, 7 1/4s, 2033			4,361	4,363
Ser. 04-FM1N, Class Note, 5 1/4s, 2033			49,756	49,706
Ser. 04-HE1N, Class N1, 5s, 2034			83,939	83,780
Ser. 04-NIM1, Class N1, 5 1/2s, 2034			806,246	806,085
Ser. 04-NIM1, Class N2, zero %, 2034			519,000	381,465
Ser. 04-NIM2, Class N, 4 7/8s, 2034			891,495	887,394
Ser. 04-SE2N, Class Note, 5 1/2s, 2034			98,491	98,412
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class E, 5.114s, 2030 (Cayman Islands)			371,000	368,915
Holmes Financing PLC FRB
Ser. 4, Class 3C, 4.441s, 2040 (United Kingdom)			210,000	212,688
Ser. 8, Class 2C, 3.861s, 2040 (United Kingdom)			235,000	236,102
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033			40,184	40,184
Ser. 03-7N, Class A, 5 1/4s, 2034			21,452	21,385
Ser. 04-1N, Class A, 5s, 2034			27,453	27,363
Ser. 04-5N, Class A, 5 1/4s, 2034			258,221	258,221
Ser. 05-6N, Class A, 5 1/4s, 2035			424,491	423,430
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 6.05s, 2037 (Cayman Islands)			1,260,000	1,260,882
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034			80,785	80,785
Ser. 04-5, Class Note, 5s, 2034			151,935	152,269
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006			1,377,695	64,407
Ser. 04-3, Class S2, IO, 4 1/2s, 2006			688,843	32,203
Lothian Mortgages PLC 144A FRN Ser. 3A, Class D, 5.731s, 2039 (United Kingdom)		GBP	900,000	1,612,980
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 6.564s, 2032			$1,046,356	512,714
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034			143,000	141,213
Ser. 04-HE1A, Class Note, 5.191s, 2034			130,723	131,116
MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.4s, 2010			350,000	356,710
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034			16,990	16,990
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)			82,742	82,716
Ser. 04-HE1N, Class N1, 5s, 2006			75,066	74,597
Mid-State Trust Ser. 11, Class B, 8.221s, 2038			158,685	165,863
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 6.514s, 2034			214,000	220,555
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012			178,000	171,471
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 5.764s, 2031			87,188	87,204
FRB Ser. 01-NC4, Class B1, 5.814s, 2032			96,293	96,350
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033			27,750	27,793
Novastar NIM Trust 144A Ser. 04-N1, Class Note, 4.458s, 2034			16,322	16,322
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017			221,426	190,320
Ser. 00-D, Class A4, 7.4s, 2030			1,022,000	652,186
Ser. 01-C, Class A2, 5.92s, 2017			1,155,487	686,073
Ser. 01-C, Class A4, 7.405s, 2030			673,377	447,284
Ser. 01-D, Class A2, 5.26s, 2019			201,526	149,655
Ser. 01-D, Class A4, 6.93s, 2031			844,534	660,723
Ser. 01-E, Class A2, 5.05s, 2019			1,508,441	1,191,487
Ser. 02-A, Class A2, 5.01s, 2020			505,793	418,081
Ser. 02-B, Class A4, 7.09s, 2032			443,000	408,608
Ser. 02-C, Class A1, 5.41s, 2032			1,829,834	1,628,029
Ser. 99-B, Class A4, 6.99s, 2026			1,384,125	1,242,921
Ser. 99-D, Class A1, 7.84s, 2029			1,295,540	1,224,726
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			292,459	277,002
Ocean Star PLC 144A FRB Ser. 04-A, Class E, 9 3/4s, 2018 (Ireland)			485,000	485,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 03-5, Class Note, 6.9s, 2033			1,457	1,464
Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)			71,000	71,270
Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL, 8.59s, 2012			33,349	33,419
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s, 2034			90,000	81,540
Permanent Financing PLC FRB
Ser. 1, Class 3C, 4.579s, 2042 (United Kingdom)			350,000	353,360
Ser. 3, Class 3C, 4.529s, 2042 (United Kingdom)			350,000	356,522
Ser. 6, Class 3C, 5.54s, 2042 (United Kingdom)		GBP	887,000	1,595,722
Providian Gateway Master Trust Ser. 02, Class B, PO, zero %, 2006			$1,313,000	1,278,232
Residential Accredit Loans, Inc. Ser. 05-QA4, Class A21, 5.291s, 2035			1,805,682	1,829,763
Residential Asset Mortgage Products, Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s, 2005			1,665,069	239
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034			323,798	322,534
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.766s, 2038 (United Kingdom)			150,000	265,470
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026			72,260	73,592
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)			128,173	129,275
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)			38,564	38,935
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)			27,214	27,374
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)			7,962	8,007
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)			50,052	49,211
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)			15,547	15,628
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)			58,349	57,777
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)			15,693	15,795
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)			37,993	38,005
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)			96,139	95,197
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)			482,291	482,435
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)			224,026	224,071
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)			266,136	266,189
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)			144,585	144,441
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)			41,532	40,461
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)			308,461	308,553
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)			174,878	172,762
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)			180,824	180,336
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)			273,262	122,968
Ser. 05-WF1A, Class A, 4 3/4s, 2035			470,819	471,902
Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033			160	160
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033			38,361	38,361
Ser. 03-HS1N, Class N, 7.48s, 2033			9,114	9,126
Ser. 03-TC1N, Class N, 7.45s, 2033			6,987	6,987
Ser. 04-FM1N, Class N, 6.16s, 2033			9,299	9,337
Ser. 04-HE2N, Class NA, 5.43s, 2034			68,411	68,240
Ser. 04-HS1N, Class Note, 5.92s, 2034			18,861	18,861
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.43s, 2038 (Cayman Islands)			140,000	140,364
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)			47,516	47,934
Ser. 03-BC8, Class A, IO, 6s, 2005			963,995	8,805
Ser. 04-1, Class A, IO, 6s, 2005			9,153,119	38,043
TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)			467,000	458,632
TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037 (Cayman Islands)			390,000	377,712
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)			558,250	558,216
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)			214,000	207,580
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010			392,775	393,210
Ser. 04-1, Class D, 5.6s, 2011			504,000	502,898

Total asset-backed securities (cost $78,731,840)				$77,891,381

SENIOR LOANS (7.7%)(a)(c)
			Principal amount	Value

Basic Materials (0.6%)

Graphic Packaging Corp. bank term loan FRN Ser. C, 5.5063s, 2010			$136,882	$138,821
Hercules, Inc. bank term loan FRN Ser. B, 4.8715s, 2010			372,307	375,472
Koch Cellulose, LLC bank term loan FRN Ser. B, 5.09s, 2011			167,075	168,398
Koch Cellulose, LLC bank term loan FRN Ser. C, 4.6s, 2011			32,502	32,759
Nalco Co. bank term loan FRN Ser. B, 5.0265s, 2010			1,218,142	1,236,224
Novelis, Inc. bank term loan FRN 4.96s, 2012 (Canada)			554,427	559,971
Novelis, Inc. bank term loan FRN Ser. B, 4.96s, 2012 (Canada)			962,952	972,582
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 5.43s, 2012			1,000,000	1,012,708
SGL Carbon AG bank term loan FRN 5.9909s, 2009 (Germany)			172,015	172,875

				4,669,810

Capital Goods (0.9%)

Allied Waste Industries, Inc. bank term loan FRN Ser. A, 2.01s, 2012			270,270	270,758
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 5.1489s, 2012			708,091	709,298
Amsted Industries, Inc. bank term loan FRN 5.909s, 2010			180,644	182,450
Flowserve Corp. bank term loan FRN Ser. C, 5.8349s, 2009			69,448	70,288
Goodman Global Holdings bank term loan FRN Ser. B, 5 1/2s, 2011			1,492,500	1,507,425
Hexcel Corp. bank term loan FRN Ser. B, 5.2392s, 2012			1,356,667	1,366,842
Invensys, PLC bank term loan FRN Ser. B-1, 6.8813s, 2009 (United Kingdom)			117,680	119,445
Mueller Group, Inc. bank term loan FRN 5.7789s, 2011			515,533	518,110
Solo Cup Co. bank term loan FRN 5.078s, 2011			148,125	149,273
Terex Corp. bank term loan FRN 4.89s, 2009			150,000	151,563
Terex Corp. bank term loan FRN Ser. C, 5.39s, 2009			750,000	758,438
Transdigm, Inc. bank term loan FRN Ser. C, 5.3s, 2010			496,985	501,644

				6,305,534

Communication Services (0.9%)

Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B, 5.4618s, 2011			598,485	606,714
Consolidated Communications Holdings bank term loan FRN Ser. C, 5.6633s, 2012			49,375	49,622
Consolidated Communications Holdings bank term loan FRN Ser. D, 5.064s, 2011			45,000	45,225
Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.1725s, 2012			1,000,000	1,009,750
PanAmSat Corp. bank term loan FRN Ser. B1, 5.31s, 2010			979,398	993,762
Qwest Communications International, Inc. bank term loan FRN Ser. A, 7.39s, 2007			78,000	80,303
SBA Communications Corp. bank term loan FRN Ser. C, 5.549s, 2008			1,194,097	1,200,068
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.0589s, 2012			748,120	748,120
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan FRN Ser. B, 5.0747s, 2012			1,980,000	2,002,584

				6,736,148

Consumer Cyclicals (1.8%)

Adams Outdoor Advertising, LP bank term loan FRN Ser. B, 5.15s, 2012			598,500	605,483
Boise Cascade Corp. bank term loan FRN Ser. D, 4.9688s, 2011			393,333	398,031
Borgata Resorts bank term loan FRN Ser. B, 4.9859s, 2011			398,998	400,826
Coinmach Corp. bank term loan FRN Ser. B, 6 1/8s, 2009			141,049	142,636
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 5 1/8s, 2012			381,417	380,344
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 5 1/8s, 2012			613,583	611,858
Custom Building Products bank term loan FRN Ser. B, 5.37s, 2011			349,125	350,434
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B, 4.7784s, 2010			152,828	153,889
Goodyear Tire & Rubber Co. (The) bank term loan FRN 5.89s, 2010			195,000	194,582
Hayes Lemmerz International, Inc. bank term loan FRN 6.4926s, 2009			142,249	143,138
Jostens IH Corp. bank term loan FRN Ser. C, 5.19s, 2010			970,000	982,933
Journal Register Co. bank term loan FRN Ser. B, 4.6613s, 2012			500,000	501,250
Lamar Media Corp. bank term loan FRN Ser. D, 5.0622s, 2010			162,148	163,689
Landsource, Inc. bank term loan FRN Ser. B, 5 5/8s, 2010			50,000	50,063
Masonite International Corp. bank term loan FRN Ser. B, 5.2085s, 2013 (Canada)			550,468	549,245
Masonite International Corp. bank term loan FRN 5.2085s, 2013 (Canada)			549,532	548,311
Movie Gallery, Inc. bank term loan FRN Ser. B, 6.14s, 2011			450,000	454,500
Penn National Gaming, Inc. bank term loan FRN Ser. B, 5.12s, 2012			200,000	202,679
PRIMEDIA, Inc. bank term loan FRN Ser. B, 5 7/8s, 2009			109,575	109,483
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 4.8023s, 2011			214,201	216,142
Raycom Media, Inc. bank term loan FRN Ser. B, 5 1/8s, 2012			1,300,000	1,306,500
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B, 5.56s, 2012			539,985	546,465
Sealy Mattress Co. bank term loan FRN Ser. D, 5.0005s, 2012			562,767	564,877
TransWestern Publishing/TWP Cap bank term loan FRN Ser. B, 5.464s, 2011			958,147	960,244
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 5.59s, 2012			175,000	176,750
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012			175,000	176,750
TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010			522,841	523,868
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 4.81s, 2011			1,310,969	1,322,908
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 4.314s, 2011			270,303	271,992
William Carter Holding Co. (The) bank term loan FRN Ser. B, 4.87s, 2012			100,000	101,250
WRC Media Corp. bank term loan FRN 8.0644s, 2009			165,000	164,588

				13,275,708

Consumer Staples (1.9%)

Affinity Group Holdings bank term loan FRN Ser. B1, 6.1842s, 2009			34,240	34,496
Affinity Group Holdings bank term loan FRN Ser. B2, 6.12s, 2009			85,599	86,241
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.1484s, 2009			104,752	105,210
Century Cable Holdings bank term loan FRN 8s, 2009			900,000	889,071
Charter PLC bank term loan FRN Ser. B, 6.4398s, 2011 (United Kingdom)			684,217	679,329
Constellation Brands, Inc. bank term loan FRN Ser. B, 4.9913s, 2011			1,661,667	1,676,206
DirecTV Holdings, LLC bank term loan FRN Ser. B, 4.59s, 2013			733,333	735,472
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.4367s, 2012			246,258	247,797
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5 3/4s, 2009			69,125	69,764
Jack-in-the-Box, Inc. bank term loan FRN 4.8491s, 2008			199,495	201,241
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 5.4137s, 2011			850,000	851,948
Mediacom Communications Corp. bank term loan FRN Ser. B, 5.2607s, 2012			995,000	1,004,173
MGM Studios, Inc. bank term loan FRN Ser. B, 5.38s, 2011			900,000	902,588
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 7 3/4s, 2010			500,000	493,661
Pinnacle Foods Holding Corp. bank term loan FRN 6.3489s, 2010			748,106	750,444
Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.8425s, 2010			1,492,443	1,504,259
Roundy's bank term loan FRN Ser. B, 5.0753s, 2009			118,148	119,034
Six Flags, Inc. bank term loan FRN Ser. B, 5.8897s, 2009			433,155	437,576
Spectrum Brands, Inc. bank term loan FRN Ser. B, 5.1436s, 2013			798,000	806,313
Sun Media Corp. bank term loan FRN Ser. B, 5.19s, 2009 (Canada)			152,041	153,625
Universal City Development bank term loan FRN Ser. B, 5.2221s, 2011			1,042,755	1,051,444
Warner Music Group bank term loan FRN Ser. B, 4.9267s, 2011			346,979	348,930
Young Broadcasting, Inc. bank term loan FRN Ser. B, 5.6381s, 2012			350,000	352,917

				13,501,739

Energy (0.1%)

Dresser, Inc. bank term loan FRN 6.91s, 2010			180,000	183,150
Kerr-McGee Corp. bank term loan FRN Ser. B, 5.79s, 2011			300,000	304,417
Universal Compression, Inc. bank term loan FRN Ser. B, 4.85s, 2012			199,500	201,807

				689,374

Financial (0.4%)

Fidelity National Information Solutions bank term loan FRN Ser. B, 4.84s, 2013			1,845,000	1,836,352
General Growth Properties, Inc. bank term loan FRN Ser. B, 5.34s, 2008 (R)			895,736	901,937
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 5 3/8s, 2011			216,301	217,788

				2,956,077

Health Care (0.5%)

Alderwoods Group, Inc. bank term loan FRN 5.2763s, 2009 (Canada)			250,000	252,813
Beverly Enterprises, Inc. bank term loan FRN 5.6486s, 2008			122,813	123,120
Community Health Systems, Inc. bank term loan FRN Ser. B, 4.64s, 2011			318,597	321,717
Concentra bank term loan FRN 6.0085s, 2009			181,235	182,594
DaVita, Inc. bank term loan FRN Ser. B, 5.37s, 2012			600,000	607,313
Express Scripts, Inc. bank term loan FRN Ser. B, 4.7679s, 2010			485,542	489,183
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.5925s, 2011			118,800	119,580
Hanger Orthopedic Group, Inc. bank term loan FRN 6.5925s, 2009			98,250	98,987
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.85s, 2011			84,971	85,714
LifePoint, Inc. bank term loan FRN Ser. B, 4.715s, 2012			693,000	693,173
PacifiCare Health System, Inc. bank term loan FRN Ser. B, 4.5365s, 2010			249,373	250,049
Veterinary Centers of America bank term loan FRN Ser. B, 4 3/4s, 2011			150,000	150,375

				3,374,618

Technology (0.3%)

AMI Semiconductor, Inc. bank term loan FRN 4.5813s, 2012			498,750	500,620
Seagate Technology Hdd Holdings bank term loan FRN 5 1/8s, 2007 (Cayman Islands)			602,461	608,987
Seagate Technology Hdd Holdings bank term loan FRN Ser. B, 5 1/8s, 2007 (Cayman Islands)			240,967	243,578
UGS Corp. bank term loan FRN Ser. C, 5.09s, 2012			482,759	486,983
Xerox Corp. bank term loan FRN 4.82s, 2008			200,000	201,333

				2,041,501

Transportation (0.0%)

Pacer International, Inc. bank term loan FRN 5.2297s, 2010			106,235	107,032

Utilities & Power (0.3%)

El Paso Corp. bank term loan FRN Ser. B, 5 7/8s, 2009			787,436	791,865
El Paso Corp. bank term loan FRN Ser. C, 5.62s, 2009			208,000	209,040
Texas Genco Holdings, Inc. bank term loan FRN Ser. DD, 5.06s, 2011			698,250	707,560
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 5.59s, 2007			117,609	118,638

				1,827,103

Total senior loans (cost $55,504,100)				$55,484,644

COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s, 2036			$325,000	$364,724
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			163,000	163,169
Ser. 01-1, Class K, 6 1/8s, 2036			367,000	280,866
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.16s, 2014			141,000	141,008
FRN Ser. 02-FL2A, Class K1, 5.66s, 2014			100,000	100,234
FRB Ser. 05-BOCA, Class M, 5.32s, 2016			250,000	251,230
FRB Ser. 05-BOCA, Class L, 4.92s, 2016			183,000	183,644
FRB Ser. 05-BOCA, Class K, 4.57s, 2016			100,000	100,353
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.453s, 2032			410,000	489,985
Bear Stearns Commercial Mortgage Securitization Corp. 144A Ser. 04-ESA, Class K, 5.716s, 2016			350,000	350,000
Broadgate Financing PLC FRB Ser. D, 5.766s, 2023 (United Kingdom)		GBP	472,625	844,752
Commercial Mortgage Pass-Through Certificates 144A Ser. 01-FL4A, Class D, 4.07s, 2013			$746,000	746,000
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.22s, 2014			356,000	354,970
Ser. 98-C1, Class F, 6s, 2040			966,000	789,871
Ser. 02-CP5, Class M, 5 1/4s, 2035			354,000	271,199
FRB Ser. 05-TFLA, Class L, 5.07s, 2020			699,000	698,998
FRB Ser. 05-TFLA, Class K, 4.52s, 2020			186,000	185,999
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 1.061s, 2031			21,772,891	494,993
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031			286,492	287,808
Ser. 98-CF2, Class B5, 5.95s, 2031			915,958	661,399
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030			275,000	165,000
Ser. 97-CF1, Class B1, 7.91s, 2030			266,000	283,691
European Loan Conduit 144A FRN Ser. 6A, Class F, 7.183s, 2010 (United Kingdom)		GBP	134,464	243,878
European Loan Conduit FRN Ser. 6X, Class E, 6.683s, 2010 (Luxembourg)		GBP	376,499	681,172
Fannie Mae
Ser. 98-51, Class SG, IO, 24.12s, 2022			$100,844	50,084
IFB Ser. 02-36, Class SJ, 11.839s, 2029			278,686	288,163
Ser. 04-W8, Class 3A, 7 1/2s, 2044			599,056	643,234
Ser. 04-T2, Class 1A4, 7 1/2s, 2043			496,083	533,358
Ser. 03-W4, Class 4A, 7 1/2s, 2042			168,146	179,472
Ser. 03-W3, Class 1A3, 7 1/2s, 2042			346,810	371,181
Ser. 03-W2, Class 1A3, 7 1/2s, 2042			7,662	8,204
Ser. 02-W1, Class 2A, 7 1/2s, 2042			896	952
Ser. 02-14, Class A2, 7 1/2s, 2042			3,281	3,506
Ser. 01-T10, Class A2, 7 1/2s, 2041			429,414	457,861
Ser. 02-T4, Class A3, 7 1/2s, 2041			2,048	2,185
Ser. 01-T8, Class A1, 7 1/2s, 2041			5,581	5,942
Ser. 01-T7, Class A1, 7 1/2s, 2041			1,688,370	1,795,758
Ser. 01-T3, Class A1, 7 1/2s, 2040			254,278	270,610
Ser. 01-T1, Class A1, 7 1/2s, 2040			788,194	840,845
Ser. 99-T2, Class A1, 7 1/2s, 2039			324,640	347,142
Ser. 00-T6, Class A1, 7 1/2s, 2030			159,290	169,422
Ser. 02-W7, Class A5, 7 1/2s, 2029			281,245	300,860
Ser. 01-T4, Class A1, 7 1/2s, 2028			754,929	811,097
Ser. 02-W3, Class A5, 7 1/2s, 2028			1,758	1,879
Ser. 03-58, Class ID, IO, 6s, 2033			784,850	121,181
Ser. 03-26, Class IG, IO, 6s, 2033			689,236	89,624
Ser. 322, Class 2, IO, 6s, 2032			625,162	103,235
Ser. 318, Class 2, IO, 6s, 2032			783,058	129,065
Ser. 350, Class 2, IO, 5 1/2s, 2034			2,182,997	375,527
Ser. 338, Class 2, IO, 5 1/2s, 2033			5,096,003	895,640
Ser. 333, Class 2, IO, 5 1/2s, 2033			2,208,793	389,202
Ser. 329, Class 2, IO, 5 1/2s, 2033			4,494,739	787,971
Ser. 03-37, Class IC, IO, 5 1/2s, 2027			2,188,693	185,012
Ser. 03-6, Class IB, IO, 5 1/2s, 2022			164,178	1,080
Ser. 03-118, Class S, IO, 4.786s, 2033			1,079,757	107,301
IFB Ser. 02-36, Class QH, IO, 4.736s, 2029			603,815	17,766
Ser. 03-W10, Class 1A, IO, 1.468s, 2043			6,368,710	123,394
Ser. 03-W10, Class 3A, IO, 1.448s, 2043			7,592,697	156,599
Ser. 03-W17, Class 12, IO, 1.156s, 2033			4,206,422	119,574
Ser. 02-T18, IO, 0.521s, 2042			11,854,472	140,895
Ser. 99-51, Class N, PO, zero %, 2029			119,819	102,651
Ser. 99-52, Class MO, PO, zero %, 2026			36,188	34,699
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043			10,534	11,249
Ser. T-41, Class 3A, 7 1/2s, 2032			260,669	277,750
Ser. T-57, Class 1AX, IO, 0.448s, 2043			4,047,177	39,063
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.511s, 2020			10,531,150	679,175
Freddie Mac
IFB Ser. 2763, Class SC, 15.72s, 2032			466,201	531,021
Ser. 216, IO, 6s, 2032			2,421,221	386,962
Ser. 226, IO, 5 1/2s, 2034			1,752,223	315,285
Ser. 2515, Class IG, IO, 5 1/2s, 2032			1,418,300	277,514
Ser. 2626, Class IK, IO, 5 1/2s, 2030			677,653	98,002
Ser. 2590, Class IH, IO, 5 1/2s, 2028			729,500	113,073
Ser. 2833, Class IK, IO, 5 1/2s, 2023			503,008	56,890
Ser. 215, PO, zero %, 2031			254,608	231,835
Ser. 2235, PO, zero %, 2030			261,966	229,629
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class G, 6.131s, 2033			596,000	548,962
Ser. 00-1, Class H, 6.131s, 2033			370,000	238,751
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			529,968	428,969
Government National Mortgage Association
Ser. 01-43, Class SJ, IO, 4.34s, 2029			79,473	273
Ser. 98-2, Class EA, PO, zero %, 2028			123,903	106,014
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.47s, 2015			214,000	215,204
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			253,101	246,654
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB Ser. 03-LLFA, Class L, 6.966s, 2014			876,000	850,506
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040			594,000	500,213
Ser. 04-1A, Class K, 5.45s, 2040			212,000	176,515
Ser. 04-1A, Class L, 5.45s, 2040			96,000	71,734
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.53s, 2028			7,984,519	325,619
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO, 8.054s, 2037			1,021,154	434,509
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039			1,730,000	1,249,008
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.465s, 2012			3,622,287	74,093
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.263s, 2030			327,112	351,015
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.818s, 2042 (United Kingdom)			500,000	500,000
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010			123,000	118,236
Quick Star PLC FRN Class 1-D, 5.831s, 2011 (United Kingdom)		GBP	447,192	801,458
QUIZNOS 144A Ser. 05-1, 7.3s, 2025			$711,657	714,186
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)			162,000	137,162
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	147,259
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)			174,000	147,322
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)			167,000	129,021
Titan Europe PLC 144A
FRN Ser. 04-2A, Class D, 3.044s, 2014 (Ireland)		EUR	398,000	481,779
FRN Ser. 04-2A, Class C, 2.634s, 2014 (Ireland)		EUR	497,000	601,619
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 6.52s, 2018			$477,000	472,297

Total collateralized mortgage obligations (cost $35,396,276)				$33,412,940

BRADY BONDS (0.9%)(a) (cost $5,609,255)
			Principal amount	Value

Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012			$6,374,200	$6,127,518

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Dobson Communications Corp. 13.00% Class A pfd.			15	$15,000
First Republic Capital Corp. 144A 10.50% pfd.			320	336,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)			34	219,300
Rural Cellular Corp. Ser. B, 11.375% Class A cum. pfd.			426	391,920

Total preferred stocks (cost $1,044,708)				$962,220

UNITS (0.1%)(a)
			Units	Value

Morrison Knudsen Corp.			870,000	$78,300
XCL Equity Units (F)			991	675,285

Total units (cost $1,725,164)				$753,585

COMMON STOCKS (0.1%)(a)
			Shares	Value

AboveNet, Inc. (NON)			1,987	$55,636
AMRESCO Creditor Trust (acquired 6/17/99 and 2/10/00, cost $59,717) (F)(RES)(NON)(R)			820,000	820
Birch Telecom, Inc. (F)(NON)			898	1
Comdisco Holding Co., Inc.			504	8,316
Contifinancial Corp. Liquidating Trust Units			3,445,121	4,306
Covad Communications Group, Inc. (NON)			15,321	21,449
Crown Castle International Corp. (NON)			497	10,099
Genesis HealthCare Corp. (NON)			903	41,791
iPCS Escrow, Inc. (F)(NON)			470,000	470
Knology, Inc. (NON)			199	388
Northwestern Corp.			3,774	118,956
Sterling Chemicals, Inc. (NON)			110	3,850
Sun Healthcare Group, Inc. (NON)			740	4,736
USA Mobility, Inc. (NON)			12	352
VFB LLC (acquired 10/27/00, cost $594,553) (RES)(NON)			948,004	194,341
Washington Group International, Inc. (NON)			4,438	226,871

Total common stocks (cost $5,063,434)				$692,382

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,441	$99,776
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)			57	216,600

Total convertible preferred stocks (cost $560,951)				$316,376

WARRANTS (0.0%)(a)(NON)
	Expiration date		Warrants	Value

AboveNet, Inc.	9/08/08		719	$3,595
AboveNet, Inc.	9/08/10		846	846
Dayton Superior Corp. 144A	6/15/09		1,020	1
MDP Acquisitions PLC 144A	10/01/13		508	14,224
Mikohn Gaming Corp. 144A	8/15/08		390	11,170
ONO Finance PLC 144A (United Kingdom)	2/15/11		400	4
TravelCenters of America, Inc. 144A	5/01/09		1,830	2,288
Ubiquitel, Inc. 144A	4/15/10		1,670	1
Washington Group International, Inc. Ser. A	1/25/06		2,740	63,020
Washington Group International, Inc. Ser. B	1/25/06		3,131	62,620
Washington Group International, Inc. Ser. C	1/25/06		1,692	30,456

Total warrants (cost $420,994)				$188,225

CONVERTIBLE BONDS AND NOTES (0.0%)(a) (cost $2,018,410)
			Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)			$2,430,000	$24

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 1.04%, August 4, 2005 (SEG)			$913,000	910,404
Putnam Prime Money Market Fund (e)			92,190,273	92,190,273

Total short-term investments (cost $93,100,677)				$93,100,677

TOTAL INVESTMENTS
Total investments (cost $757,849,057) (b)				$754,284,946

Putnam Master Intermediate Income Trust
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $87,020,225) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$39,332,317	$39,501,342	7/20/05	$(169,025)
British Pound	12,880,700	13,051,389	9/21/05	$(170,689)
Canadian Dollar	2,829,962	2,747,445	7/20/05	$82,517
Danish Krone	1,143,722	1,161,932	9/21/05	$(18,210)
Euro	5,337,492	5,366,493	9/21/05	$(29,001)
Japanese Yen	15,711,670	16,485,605	8/17/05	$(773,935)
Norwegian Krone	2,228,231	2,274,320	9/21/05	$(46,089)
Polish Zloty	536,335	537,478	9/21/05	$(1,143)
South Korean Won	14,630	15,107	8/17/05	$(477)
Swiss Franc	3,889,602	3,959,811	9/21/05	$(70,209)
Taiwan Dollar	1,875,590	1,919,303	8/17/05	$(43,713)

Total forward currency contracts to buy				$(1,239,974)

Putnam Master Intermediate Income Trust
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $139,576,450) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,800,717	$3,793,296	7/20/05	$(7,421)
British Pound	7,582,176	7,697,236	9/21/05	115,060
Canadian Dollar	25,467,004	25,226,556	7/20/05	(240,448)
Euro	71,989,718	72,813,026	9/21/05	823,308
Japanese Yen	5,347,560	5,441,215	8/17/05	93,655
New Zealand Dollar	7,223	7,593	7/20/05	370
Singapore Dollar	25,889	25,898	8/17/05	9
Swedish Krona	18,327,436	19,146,222	9/21/05	818,786
Swiss Franc	5,382,793	5,425,408	9/21/05	42,615

Total forward currency contracts to sell				$1,645,934

Putnam Master Intermediate Income Trust
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	328	$78,843,000	Sep-05	$(79,880)
Euro 90 day (Short)	328	78,744,600	Dec-05	76,658
Euro-Bobl 5 yr (Long)	109	15,258,062	Sep-05	86,754
Euro-Bund 10 yr (Short)	203	30,347,840	Sep-05	(241,992)
Interest Rate Swap 10 yr (Long)	15	1,693,125	Sep-05	1,832
Japanese Government Bond 10 yr - TSE (Short)	8	10,195,866	Sep-05	(29,909)
Japanese Government Bond 10 yr Mini (Long)	31	3,952,857	Sep-05	13,039
U.K. Gilt (Long)	9	1,841,539	Sep-05	18,198
U.S. Treasury Bond (Short)	4	475,000	Sep-05	(9,356)
U.S. Treasury Note 10 yr (Long)	357	40,508,344	Sep-05	(116,999)
U.S. Treasury Note 2 yr (Short)	71	14,745,813	Sep-05	(14,456)
U.S. Treasury Note 5 yr (Long)	242	26,351,531	Sep-05	101,534

Total futures contracts outstanding				$(194,577)

Putnam Master Intermediate Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)

Agreement with Merrill Lynch Capital Services, Inc. dated November 17, 2000 to pay semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and receive the notional amount multiplied by 6.68%.		$6,500,000	11/21/05	$98,036
Agreement with Merrill Lynch Capital Services, Inc. dated September 27, 2002 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually the notional amount multiplied by 0.399%.	JPY	19,863,403	10/1/07	(145,041)
Agreement with Merrill Lynch Capital Services, Inc. dated June 9, 2005 to pay semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and receive semi-annually the notional amount multiplied by 1.7275%.	JPY	13,832,534	6/14/20	10,624
Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		$6,270,000	12/5/05	36,938
Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		4,400,000	1/27/14	(73,168)
Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		13,900,000	1/26/06	103,220
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		16,800,000	3/30/09	455,090
Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		9,188,000	12/15/13	241,909
Agreement with Credit Suisse First Boston dated May 18, 2005 to pay semi-annually the notional amount multiplied by 4.6325% and receive quarterly the notional amount multiplied by the three month GBP-LIBOR-BBA.	GBP	44,020,800	5/18/07	(195,885)
Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.		$5,048,700	7/9/06	(14,039)
Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		5,699,500	7/9/14	(359,754)
Agreement with JPMorgan Chase Bank, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.0825% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		134,000,000	6/17/07	(281,748)
Agreement with JPMorgan Chase Bank, N.A. dated June 15, 2005 to receive semi-annually the notional amount multiplied by 4.5505% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.		30,000,000	6/17/15	561,693
Agreement with Merrill Lynch Capital Services, Inc. dated February 16, 2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by 2.5645%.	EUR	59,061,170	2/19/07	(121,390)
Agreement with UBS AG dated April 25, 2005 to receive annually the notional amount multiplied by 2.453% and pay semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	96,966,100	4/27/07	(838,498)
Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		$4,400,000	1/26/14	(75,021)
Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		13,900,000	1/26/06	104,884

Total interest rate swap contracts outstanding				($492,150)

Putnam Master Intermediate Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Morgan Stanley Capital Services, Inc. effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	4,529,000	$240,476
Agreement with Morgan Stanley Capital Services, Inc. effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	22,645,000	(243,653)

Agreement with Morgan Stanley Capital Services, Inc. effective June 23, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 660 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	2,459,000	(50,047)
Agreement with Merrill Lynch International effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,089,000	3,434
Agreement with Citigroup Financial Products, Inc. effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	83,040
Agreement with Citigroup Financial Products, Inc. effective April 28, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 201 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	104,538

Agreement with Citigroup Financial Products, Inc. effective June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 677.5 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	2,440,000	(20,279)
Agreement with Citigroup Financial Products, Inc. effective June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	2,415,600	(20,240)

Agreement with Citigroup Financial Products, Inc. effective June 14, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 619 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	1,470,000	(73,043)
Agreement with Deutsche Bank AG effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	2,400,000	78,469
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,116,444	26,434
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	558,222	24,991
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	279,111	8,750
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	139,556	1,385
Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	139,556	8,452
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,116,444	53,724
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	418,667	17,542
Agreement with Goldman Sachs Capital Markets, L.P. effective April 1, 2005, maturing on December 20, 2009, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 138 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index 25-35% tranche.	933,000	26,312
Agreement with Goldman Sachs Capital Markets, L.P. effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	891,000	(3,734)

Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	845,000	45,238
Agreement with Bank of America, N.A. effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	990,000	1,959
Agreement with Bank of America, N.A. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,881,000	6,001
Agreement with Lehman Brothers Special Financing, Inc. effective April 18, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 194 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	500,000	21,125
Agreement with Lehman Brothers Special Financing, Inc. effective June 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	1,455,300	(5,108)
Agreement with Lehman Brothers Special Financing, Inc. effective June 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	2,415,600	(5,533)
Agreement with JPMorgan Chase Bank, N.A. effective June 22, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive pay 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	2,441,340	$512
Agreement with JPMorgan Chase Bank, N.A. effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	2,434,410	(8,605)
Agreement with Goldman Sachs Capital Markets, L.P. effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	4,225,000	(52,891)

Agreement with Goldman Sachs Capital Markets, L.P. effective June 17, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 640 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	2,440,000	(92,631)

Agreement with Goldman Sachs Capital Markets, L.P. effective June 22, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 656 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche.

	2,466,000	(66,607)
Agreement with Lehman Brothers Special Financing, Inc. effective March 24, 2005, maturing on December 20, 2009, to receive quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 3 Index.	933,000	19,852
Agreement with Lehman Brothers Special Financing, Inc. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	891,000	3,330

Total credit default contracts outstanding		$133,193

	NOTES

(a)	Percentages indicated are based on net assets of $716,729,230.

(b)

The aggregate identified cost on a tax basis is $759,924,141, resulting in gross unrealized appreciation and depreciation of $16,373,309 and $22,012,504, respectively, or net unrealized depreciation of $5,639,195.

(c)

Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at June 30, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2005 was $195,161 or less than 0.1% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

(R)	Real Estate Investment Trust.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $2,177,924 for the period ended June 30, 2005.  During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $335,284,176 and $341,267,011, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

	At June 30, 2005, liquid assets totaling $105,689,557 have been designated as collateral for open forward commitments, open swap contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	TBA after the name of a security represents to be announced securities.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2005.

	The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Brazil	1.9%
	Canada	1.6
	Cayman Islands	1.8
	France	4.1
	Germany	2.7
	Ireland	1.7
	Luxembourg	1.5
	Mexico	1.4
	Peru	0.5
	Philippines	0.7
	Sweden	1.3
	United Kingdom	1.8
	United States	75.5
	Venezuela	0.6
	Other	2.9

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2005, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005